Nature and extent of risk arising from financial instruments	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
17. Nature and extent of risk arising from financial instruments

Risk management policy

In the normal course of business, the Company is exposed to financial risk that arises from a number of sources. Management’s involvement in operations helps identify risks and variations from expectations. As a part of the overall operation of the Company, Management takes steps to avoid undue concentrations of risk. The Company manages the risks as follows:

Credit risk

Credit risk is the risk of financial loss to the Company if a customer or counter-party to a financial instrument fails to meet its contractual obligations and arises primarily from the Company’s loans receivable. The maximum amount of credit risk exposure is limited to the gross carrying amount of the loans receivable disclosed in these financial statements.

The Company acts as a lender of unsecured consumer loans and lines of credit and has little concentration of credit risk with any particular individual, company or other entity, relating to these services. However, the credit risk relates to the possibility of default of payment on the Company’s loans receivable. The Company performs on-going credit evaluations, monitors aging of the loan portfolio, monitors payment history of individual loans, and maintains an allowance for loan loss to mitigate this risk.

The credit risk decisions on the Company’s loans receivable are made in accordance with the Company’s credit policies and lending practices, which are overseen by the Company’s senior management. Credit quality of the customer is assessed based on a credit rating scorecard and individual credit limits are defined in accordance with this assessment. The consumer loans receivable are unsecured. The Company develops underwriting models based on the historical performance of groups of customer loans which guide its lending decisions. To the extent that such historical data used to develop its underwriting models is not representative or predictive of current loan book performance, the Company could suffer increased loan losses.

The Company cannot guarantee that delinquency and loss levels will correspond with the historical levels experienced and there is a risk that delinquency and loss rates could increase significantly.

Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they become due or will not receive sufficient funds from its third party lenders to advance to the Company’s customers. The Company manages all liquidity risk through maintaining a sufficient working capital amount through daily monitoring of controls, cash balances and operating results. The Company’s principal sources of cash are funds from operations, which the Company believes will be sufficient to cover its normal operating and capital expenditures.

The Company’s accounts payable and accruals are substantially due within 12 months. The maturity schedule of the Company’s credit facilities, debentures, and convertible debentures are described in Notes 9, 10 and 11 respectively. Management will continue to refinance any outstanding amounts owing under the credit facilities and debentures as they become due and payable.

Foreign currency risk

Currency risk is the risk that changes in foreign exchange rates may have an effect on future cash flows associated with financial instruments. The Company is exposed to foreign currency risk on the following financial instruments denominated in U.S. dollars. A 5% increase or decrease in the U.S. dollar exchange rate would increase or decrease the unrealized exchange gain (loss) by $266.

	December 31, 2018	December 31, 2017	December 31, 2016
Cash	874	171	65
Debentures	4,770	4,770	4,870

Interest rate risk

Changes in market interest rates may have an effect on the cash flows associated with some financial assets and liabilities, known as cash flow risk, and on the fair value of other financial assets or liabilities, known as price risk. The Company is exposed to interest rate risk primarily relating to its credit facilities that bear interest fluctuating with LIBOR. The credit facilities have a LIBOR floor of 1.5% & 2.0% for Credit Facility – Liquid and Credit Facility – Other, respectively. As at December 31, 2018, LIBOR is 2.50% (December 31, 2017 – 1.56%; December 31, 2016 – 0.77%). A 0.50 basis point increase in LIBOR would increase annual credit facility interest expense by $428.

The debentures and convertible debentures have fixed rates of interest and are not subject to interest rate risk.

Other price risk

Other price risk is the risk that changes in market prices, including commodity or equity prices, will have an effect on future cash flows associated with financial instruments. The cash flows associated with financial instruments of the Company are not exposed to other price risk.